MATERIAL ACCOUNTING POLICIES (Detail Textuals) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Unfavorable contracts aggregated liability balance	$ 4.9